Variable Interest Entities - Assets and Liabilities of Consolidated VIEs Included in Condensed Consolidated Balance Sheets (Detail) - USD ($) $ in Millions	Mar. 31, 2017	Dec. 31, 2016	Mar. 31, 2016
Variable Interest Entity [Line Items]
Restricted cash	$ 743	$ 837
Financing receivables, net	18,474	18,662	$ 18,820
Total Assets	45,035	45,547
Debt	24,500	25,276
Total Liabilities	40,466	41,075
Variable Interest Entities [Member]
Variable Interest Entity [Line Items]
Restricted cash	681	776
Financing receivables, net	10,052	10,263
Total Assets	10,733	11,039
Debt	10,063	10,418
Total Liabilities	$ 10,063	$ 10,418